Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2021	$ 581,397	$ 1,163,153	$ 92,855	$ (220)	$ (39,791)	$ 12,969	$ (647,569)
Loss for the period	(48,590)						(48,590)
Other comprehensive income/(loss)	83			266	(183)
Total comprehensive profit/(loss) for the period	(48,507)			266	(183)		(48,590)
Contributions of equity net of transaction costs	205	205
Transactions with owners in their capacity as owners	205	205
Tax credited / (debited) to equity	(142)		(142)
Transfer of exercised options		228	(228)
Fair value of share-based payments	2,556		2,556
Issuance of warrants	0					0
Increase (decrease) in equity	2,414	228	2,186			0
Ending balance at Dec. 31, 2021	535,509	1,163,586	95,041	46	(39,974)	12,969	(696,159)
Beginning balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	12,969	(647,569)
Ending balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Beginning balance at Sep. 30, 2021	559,746	1,163,492	93,705	(66)	(40,140)	12,969	(670,214)
Loss for the period	(25,945)						(25,945)
Other comprehensive income/(loss)	278			112	166
Total comprehensive profit/(loss) for the period	(25,667)			112	166		(25,945)
Contributions of equity net of transaction costs	30	30
Transactions with owners in their capacity as owners	30	30
Tax credited / (debited) to equity	(80)		(80)
Transfer of exercised options		64	(64)
Fair value of share-based payments	1,480		1,480
Issuance of warrants	0					0
Increase (decrease) in equity	1,400	64	1,336			0
Ending balance at Dec. 31, 2021	535,509	1,163,586	95,041	46	(39,974)	12,969	(696,159)
Beginning balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Loss for the period	(41,370)						(41,370)
Other comprehensive income/(loss)	292			192	100
Total comprehensive profit/(loss) for the period	(41,078)			192	100		(41,370)
Contributions of equity net of transaction costs	42,405	42,405
Transactions with owners in their capacity as owners	42,405	42,405
Tax credited / (debited) to equity	(126)		(126)
Transfer of exercised options		0	0
Fair value of share-based payments	1,757		1,757
Issuance of warrants	(1,036)
Increase (decrease) in equity	1,631	0	1,631
Ending balance at Dec. 31, 2022	500,002	1,207,714	99,555	(350)	(39,600)	12,969	(780,286)
Beginning balance at Sep. 30, 2022	522,807	1,207,734	98,219	(456)	(39,859)	12,969	(755,800)
Loss for the period	(24,486)						(24,486)
Other comprehensive income/(loss)	365			106	259
Total comprehensive profit/(loss) for the period	(24,121)			106	259		(24,486)
Contributions of equity net of transaction costs	(20)	(20)
Transactions with owners in their capacity as owners	(20)	(20)
Tax credited / (debited) to equity	(71)		(71)
Fair value of share-based payments	1,407		1,407
Increase (decrease) in equity	1,336		1,336
Ending balance at Dec. 31, 2022	$ 500,002	$ 1,207,714	$ 99,555	$ (350)	$ (39,600)	$ 12,969	$ (780,286)